The Group's business and general information	12 Months Ended
Jun. 30, 2024
The Group's business and general information
The Group's business and general information

1. The Group’s business and general information

IRSA was founded in 1943, and it has engaged in diverse real estate activities in Argentina since 1991. IRSA and its subsidiaries are collectively referred to hereinafter as “the Group”. Cresud is our direct parent company, whose main shareholders are Inversiones Financieras del Sur S.A., Agroinvestment S.A. and Consultores Venture Capital Uruguay S.A., whose final beneficiary is Eduardo Sergio Elsztain.

These Consolidated Financial Statements have been approved for issuance by the Board of Directors on October 22, 2024.

As of the end of these Consolidated Financial Statements, the Group owns 15 shopping malls, 5 office buildings, 3 hotels and an extensive land reserve for future mixed-use developments. Additionally, the Group holds a 29.89% interest in Banco Hipotecario S.A. (BHSA) (see note 8), which is a leading commercial bank in the provision of mortgaged loans in Argentina. BHSA's shares are listed on the BYMA.

The Group operates and holds a majority interest (with the exception of La Ribera Shopping Center, of which it has a 50% ownership interest) in a portfolio of 14 shopping malls in Argentina, six of which are located in the Autonomous City of Buenos Aires (Abasto Shopping, Paseo Alcorta Shopping, Alto Palermo, Patio Bullrich, Dot Baires Shopping and Distrito Arcos), two in Buenos Aires province (Alto Avellaneda and Soleil Premium Outlet) and the rest are situated in different provinces (Alto Noa in the City of Salta, Alto Rosario in the City of Rosario, Mendoza Plaza in the City of Mendoza, Córdoba Shopping Villa Cabrera in the City of Córdoba, Alto Comahue in the City of Neuquén and La Ribera Shopping in the City of Santa Fe). The Group also owns the historic building where the Patio Olmos Shopping Mall is located, operated by a third party.

Likewise, the Group manages a 5 office buildings portfolio and has majority stakes in three luxury hotels including the Libertador and Intercontinental hotels in the Autonomous City of Buenos Aires and the exclusive Llao Llao resort, in the city of San Carlos de Bariloche, in southern Argentina. Additionally, the Group participates in the development of residential properties for sale, as well as in other investments.

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
IRSA	Series XIV	jul-22	USD 171.20	6/22/2028	8.75%	17.5% in jun-24 - 17.5% in jun-25 - 17.5% in jun-26 - 17.5% in jun-27 - 30% in jun-28	Semi-annually
IRSA	Series XV	jan-23	USD 61.75	3/25/2025	8.00%	At expiration	Semi-annually
IRSA	Series XVI	jan-23	USD 28.25	7/25/2025	7.00%	At expiration	Semi-annually
IRSA	Series XVII	jun-23	USD 25.00	12/7/2025	5.00%	At expiration	First one Quarterly and next Semi-annually
IRSA	Series XVIII	feb-24	USD 21.41	2/28/2027	7.00%	At expiration	Semi-annually
IRSA	Series XIX	feb-24	ARS 26,203.85	2/28/2025	Badlar + 0.99%	At expiration	Quarterly
IRSA	Series XX	jun-24	USD 23.02	6/10/2026	6.00%	At expiration	Semi-annually
IRSA	Series XXI	jun-24	ARS 17,012.71	6/10/2025	Badlar + 4.50%	At expiration	Quarterly